Long-Term Investments (Schedule Of Long-Term Investments) (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended								1 Months Ended	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 Altynalmas Gold Ltd. [Member]		Dec. 31, 2011 Altynalmas Gold Ltd. [Member]		Feb. 13, 2013 Altynalmas Gold Ltd. [Member] Subsequent Event [Member]	Dec. 31, 2012 Kangaroo Resources Limited [Member]	Dec. 31, 2011 Kangaroo Resources Limited [Member]	Dec. 31, 2012 RDCC LLC [Member]
Long Term Investment [Line Items]
Investments in companies subject to significant influence						[1]		[1]				$ 13,166,000
Available-for-sale equity securities	33,737,000	[2]	63,905,000	[2]
Held-for-trading equity securities	1,455,000	[3]	7,431,000	[3]						1,500,000
Other equity securities, cost method	16,234,000	[4]	16,234,000	[4]
LONG-TERM INVESTMENTS	64,592,000		87,570,000
Ownership percentage					50.00%				50.00%
Basis spread on interest rate on amounts advanced to Equity Method Investment					3.00%
Share of income(loss) of significantly influenced investees	(33,233,000)		(23,071,000)		33,100,000		23,100,000
Total cash consideration									300,000,000
Shares Sold										10.0
Value of shares sold										1,500,000
Gain on sale of long-term investment	(38,000)		(10,628,000)							38,000
Ownership percentage, held for trading investment										1.10%
Unrealized loss										$ 4,500,000	$ 2,800,000

[1]	The Company holds a 50.0% interest in Altynalmas, which owns the Kyzyl Gold Project that hosts the Bakyrchik and Bolshevik gold deposits in Kazakhstan. December 31, 2012 2011 Amount due from Altynalmas $ 156,751 $ 123,617 Share of equity method losses in excess of common share investment (156,751) (123,617) Net investment in Altynalmas $ - $ - Amounts advanced to Altynalmas bear interest compounded monthly at a rate per annum equal to the one month London Inter-bank Offered Rate ("LIBOR") plus 3.0% and are due on demand. During 2012, Turquoise Hill recorded a $33.1 million (2011 - $23.1 million) share of loss on this investment. On February 13, 2013, the Company signed a binding agreement with Sumeru Gold BV for the sale of the Company's 50% interest in Altynalmas for a total cash consideration of $300.0 million. Completion of the proposed transaction is subject to customary closing conditions, including regulatory approvals from the Republic of Kazakhstan's competent authorities. The transaction is expected to close in the second quarter of 2013.
[2]	Available-for-sale equity securities December 31, 2012 December 31, 2011 Equity Interest Cost Basis Unrealized Gain (Loss) Fair Value Equity Interest Cost Basis Unrealized Gain (Loss) Fair Value Ivanplats Limited - Class A common shares (i) 1.4% $ 17,938 $ 729 $ 18,667 - $ - $ - $ - Aspire Mining Limited (ii) 19.9% 8,727 - 8,727 19.9% 27,911 18,925 46,836 Entrée Gold Inc. (iii) 10.7% 6,259 - 6,259 10.9% 19,957 (3,202) 16,755 Other - 96 (12) 84 - 96 218 314 $ 33,020 $ 717 $ 33,737 $ 47,964 $ 15,941 $ 63,905 (i) In October 2012, the Company received 3.7 million Class A common shares of Ivanplats Limited ("Ivanplats") on conversion of the Ivanplats convertible bonds (Note 7 (c)). (ii) During 2012, Turquoise Hill recorded an other-than-temporary impairment of $19.2 million (2011 - $nil) against its investment in Aspire Mining Limited ("Aspire") based on an assessment of the fair value of Aspire. During 2011, Turquoise Hill acquired 17.6 million common shares of Aspire at a cost of $7.6 million. (iii) During 2012, Turquoise Hill recorded an other-than-temporary impairment of $13.7 million (2011 - $nil) against its investment in Entrée Gold Inc. ("Entrée") based on an assessment of the fair value of Entrée.
[3]	Held-for-trading equity securities During 2012, Turquoise Hill sold 10.0 million shares of Kangaroo Resources Limited ("Kangaroo") for $1.5 million. This transaction resulted in a realized gain on sale of $38,000. As at December 31, 2012, the market value of Turquoise Hill's 1.1% investment in Kangaroo was $1.5 million, resulting in an unrealized loss of $4.5 million during the year ended December 31, 2012 (2011 - $2.8 million).
[4]	Other equity securities, cost method December 31, 2012 December 31, 2011 Equity Interest Cost Basis Equity Interest Cost Basis Ivanplats Limited - Class B common shares (i) 11.8% $ 16,119 8.8% $ 16,119 Other - 115 - 115 $ 16,234 $ 16,234 (i) In January 2011, the Company sold 1.4 million shares of Ivanplats for $14.0 million and recognized a gain on sale of $10.6 million. In March 2011, the Company converted its remaining holding of Ivanplats special warrants into 2.5 million common shares of Ivanplats at no additional cost. In September 2012, Ivanplats completed a reorganization whereby all 33.5 million Ivanplats common shares held by the Company were reclassified to Class B common shares. The reclassification preserves the Company's existing shareholder rights, but imposes a restriction on transferability that inhibits liquidity until such time as the Class B common shares are converted to Class A common shares. Such conversion occurs automatically 39 months after the completion of Ivanplats initial public offering, which was completed on October 23, 2012. The Company can accelerate the conversion of the Class B common shares by signing a Lock-up Agreement with Ivanplats. Upon signing the Lock-up Agreement, the Class B common shares would gradually convert to Class A common shares over a 33 month period, commencing six months after the date of Ivanplats initial public offering, and be subject to certain restrictions on disposition as outlined in the Lock-up Agreement. As at December 31, 2012, the Company had not signed the Lock-up Agreement and held 33.5 million Class B common shares, which are classified as a cost method investment because they do not have a readily determinable fair value.